Annual Fund Operating Expenses - PGIM Jennison Natural Resources Fund	Oct. 31, 2025
Prospectus [Line Items]
Fee Waiver or Reimbursement over Assets, Date of Termination	February 28, 2027
A
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.30%
Other Expenses (as a percentage of Assets):	0.21%
Expenses (as a percentage of Assets)	1.26%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	1.26%	[1]
C
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	1.00%
Other Expenses (as a percentage of Assets):	0.28%
Expenses (as a percentage of Assets)	2.03%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	2.03%	[1]
R
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.75%
Other Expenses (as a percentage of Assets):	0.27%
Expenses (as a percentage of Assets)	1.77%
Fee Waiver or Reimbursement	(0.25%)
Net Expenses (as a percentage of Assets)	1.52%	[1]
Z
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.17%
Expenses (as a percentage of Assets)	0.92%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.92%	[1]
R6
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.75%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.07%
Expenses (as a percentage of Assets)	0.82%
Fee Waiver or Reimbursement	0.00%
Net Expenses (as a percentage of Assets)	0.82%	[1]

[1]	The distributor of the Fund has contractually agreed through February 28, 2027 to reduce its distribution and service (12b-1) fees for the Fund's Class R shares to 0.50% of the average daily net assets of the Class R shares of the Fund. This waiver may not be terminated prior to February 28, 2027 without the prior approval of the Fund’s Board of Directors.